SIGNIFICANT ACCOUNTING POLICIES - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at beginning of year	$ 408	$ 12	$ 70
Current-period allowance (reversal), net:	463	396	(58)
Write-offs charged against the allowance and revaluation	(863)	0	0
Balance at end of year	$ 8	$ 408	$ 12